Investments accounted for using the equity method (Tables)	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
Disclosure of interests in associates
The following table summarizes the share of profits of equity method investees included within Result from investments:

	Years ended December 31
	2017	2016	2015
	(€ million)
Joint Ventures	€390	€291	€155
Associates	9	7	(27)
Other	10	15	2
Total Share of the profit of equity method investees	€409	€313	€130
The aggregate amounts recognized for the Group’s share in all individually immaterial joint ventures and associates accounted for using the equity method were as follows:

	Years ended December 31
	2017	2016	2015
	(€ million)
Joint ventures:
Profit from continuing operations	€201	€137	€31
Net profit	201	137	31
Other comprehensive income/(loss)	(105)	(90)	(30)
Total Other comprehensive income	€96	€47	€1

Associates:
Income/(loss) from continuing operations	€9	€7	€(27)
Net income/(loss)	9	7	(27)
Other comprehensive income/(loss)	(3)	(1)	3
Total Other comprehensive income/(loss)	€6	€6	€(24)
The following table summarizes Investments accounted for using the equity method:

	At December 31
	2017	2016
	(€ million)
Joint ventures	€1,866	€1,680
Associates	94	62
Other	48	51
Total Investments accounted for using the equity method	€2,008	€1,793

Disclosure of interests in joint ventures
The following table summarizes the share of profits of equity method investees included within Result from investments:

	Years ended December 31
	2017	2016	2015
	(€ million)
Joint Ventures	€390	€291	€155
Associates	9	7	(27)
Other	10	15	2
Total Share of the profit of equity method investees	€409	€313	€130
FCA's ownership percentages and the carrying value of investments in joint ventures accounted for under the equity method were as follows:

	Ownership percentage		Investment balance
	At December 31		At December 31
	2017	2016	2017	2016
Joint ventures	Ownership percentage		(€ million)
FCA Bank S.p.A.	50%	50%	€1,178	€1,044
Tofas-Turk Otomobil Fabrikasi A.S.	37.9%	37.9%	298	302
GAC Fiat Chrysler Automobiles Co.	50%	50%	287	237
Others			103	97
Total			€1,866	€1,680
The following table summarizes Investments accounted for using the equity method:

	At December 31
	2017	2016
	(€ million)
Joint ventures	€1,866	€1,680
Associates	94	62
Other	48	51
Total Investments accounted for using the equity method	€2,008	€1,793
The aggregate amounts recognized for the Group’s share in all individually immaterial joint ventures and associates accounted for using the equity method were as follows:

	Years ended December 31
	2017	2016	2015
	(€ million)
Joint ventures:
Profit from continuing operations	€201	€137	€31
Net profit	201	137	31
Other comprehensive income/(loss)	(105)	(90)	(30)
Total Other comprehensive income	€96	€47	€1

Associates:
Income/(loss) from continuing operations	€9	€7	€(27)
Net income/(loss)	9	7	(27)
Other comprehensive income/(loss)	(3)	(1)	3
Total Other comprehensive income/(loss)	€6	€6	€(24)

Disclosure of reconciliation of summarised financial information of joint venture accounted for using equity method to carrying amount of interest in joint venture
The following tables include summarized financial information relating to FCA Bank:

	At June 30, 2017	At December 31, 2016

	(€ million)
Financial assets	€21,867	€20,201
Of which: Cash and cash equivalents	—	—
Other assets	3,378	3,083
Financial liabilities	21,557	19,887
Other liabilities	1,265	1,159
Equity (100%)	2,423	2,238
Net assets attributable to owners of the parent	2,382	2,199
Group's share of net assets	1,191	1,100
Elimination of unrealized profits and other adjustments	(13)	(56)
Carrying amount of interest in FCA Bank(1)	€1,178	€1,044
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(1) Amounts as at December 31, 2017 and 2016 respectively.

	Six months ended June 30	Years ended December 31
	2017	2016	2015
	(€ million)
Interest and similar income	€437	€764	€729
Interest and similar expenses	(147)	(263)	(285)
Income tax expense	(70)	(105)	(110)
Profit from continuing operations	190	312	249
Net profit	190	312	249
Net profit attributable to owners of the parent (A)	188	309	248
Other comprehensive income/(loss) attributable to owners of the parent (B)	(7)	(64)	29
Total Comprehensive income attributable to owners of the parent (A+B)	€181	€245	€277
Group’s share of net profit(1)	€190	€154	€124

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(1) Amounts for the years ended December 31, 2017, 2016 and 2015 respectively